Offerings	May 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit	10.36
Maximum Aggregate Offering Price	$ 297,850,000.00
Amount of Registration Fee	$ 41,133.09
Offering Note	Prior to the consummation of the Business Combination described in the proxy statement/prospectus forming part of this registration statement and subject to the approval of its shareholders, Live Oak intends to effect the Domestication. The proposed maximum aggregate is based on the average of the high and low prices of LOKV ordinary shares as quoted on the Nasdaq Global Market on April 1, 2026, which was approximately $10.36 per share Represents Common Stock, issuable pursuant to the Domestication to the shareholders of Live Oak, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate is based on the average of the high and low prices of Live Oak Class A Ordinary Shares, as quoted on the Nasdaq Global Market on April 1, 2026, which was approximately $10.36 per share
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Public Warrants
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the public warrants has been allocated to the Combined Company Common Stock underlying Live Oak's public warrants, and those shares of Class A Common Stock are included in the total registration fee.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Private Warrants
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the private warrants has been allocated to the Combined Company Common Stock underlying Live Oak's private warrants, and those shares of Class A Common Stock are included in the total registration fee.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Warrants
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	1.55
Maximum Aggregate Offering Price	$ 24,800,000.00
Amount of Registration Fee	$ 3,424.88
Offering Note	Represents 11,500,000 shares of Combined Company Common Stock underlying Live Oak's public warrants and 4,500,000 shares of Combined Company Common Stock underlying Live Oak's private placement warrants pursuant to the Domestication, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of Live Oak's public warrants as quoted on Nasdaq Global Market on April 1, 2026, which was $1.55 per warrant.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	54,350,000
Maximum Aggregate Offering Price	$ 180.99
Amount of Registration Fee	$ 0.02
Rule 457(f)	true
Amount of Securities Received | shares	54,350,000
Value of Securities Received, Per Share	0.00000333
Value of Securities Received	$ 180.99
Fee Note MAOP	$ 180.99
Offering Note	The amount to be registered represents the maximum amount of Combined Company Common Stock issuable to (a) the stockholders of Teamshares Inc. ("Teamshares") and (b) holders of the vested options included in the Assumed Options (as defined in the proxy statement/prospectus) in connection with the Business Combination. The value per share of the securities to be received by Live Oak upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Teamshares is a private company, no market exists for its securities, and Teamshares has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by Live Oak in connection with the securities to be exchanged in the Business Combination.